Schedule of deferred tax liabilities (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
As at 1 April	$ 21,561.00	$ 7,797.00	$ 7,797.00
Property, plant and equipment	1,621.00	(7,414.00)	21,243	$ (7,414)
Exchange differences	1,185.00	(383.00)	318	(383)
As at 30 September	24,367.00		21,561.00	7,797.00
As at 1 April	21,561			7,797
As at 31 March	$ 24,367		$ 21,561